Summary of Significant Accounting Policies - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 12,456	$ 10,233
U.K
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	6,078	5,715
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	6,193	4,509
U.S
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	$ 185	$ 9